COMMON STOCK Stock based compensation plans (Details)	Dec. 31, 2012	Jun. 29, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Common Stock, Shares Authorized		1,400,000
Common stock shares remain avaliable for issuance	490,412